Fair Value Measurement (Details) - Schedule of Parameters and Using the Black-Scholes Options-Pricing Model	12 Months Ended
Dec. 31, 2023 $ / shares
Schedule of Parameters and Using the Black Scholes Options Pricing Model [Abstract]
Silynxcom share price (USD) (in Dollars per share)	$ 0.04
Exercise price (in USD) (in Dollars per share)	$ 0.159
Expected volatility in Silynxcom’s share price	41.00%
Expected life of the warrants (in years)	0.01
Risk-free interest	5.24%
Expected dividend yield